ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Sep. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS
12. ASSET RETIREMENT OBLIGATIONS

The Company recognizes ARO when the legal obligation to retire an asset has been incurred and a reasonable estimate of fair value can be made. Accordingly, the Company recognizes ARO related to the costs associated with cutting and capping its main and service natural gas distribution pipelines of NJNG, which is required by New Jersey law when taking such natural gas distribution pipeline out of service. The Company also recognizes ARO related to Clean Energy Ventures’ solar assets when there are decommissioning provisions in Clean Energy Ventures’ lease agreements that require removal of the asset.

Accretion amounts associated with NJNG’s ARO are recognized as part of its depreciation expense and the corresponding regulatory asset and liability will be shown gross on the Consolidated Balance Sheets. Accretion amounts associated with Clean Energy Ventures’ ARO are recognized as a component of operations and maintenance expense on the Consolidated Statements of Operations.

The following is an analysis of the change in the Company’s ARO for the fiscal years ended September 30:

(Thousands)	2020		2019
	NJNG	NJRCEV	NJNG	NJRCEV
Balance at October 1	$26,944	$4,102	$25,640	$3,048
Accretion	1,476	196	1,427	150
Additions	—	1,306	135	904
Change in estimated useful life	—	(1,160)	—	—
Change in assumptions	1,104	—	—	—
Retirements	(244)	—	(258)	—
Other	—	—	—	—
Balance at period end	$29,280	$4,444	$26,944	$4,102

Accretion for the next five years, for the fiscal years ended September 30, is estimated to be as follows:

Estimated
(Thousands)	Accretion
2021	$1,717
2022	1,789
2023	1,869
2024	1,948
2025	2,029
Total	$9,352